CONCENTRATIONS (Details Narrative) - Integer	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Concentrations
No. of customers	3	4
Revenues rate	10.00%	10.00%
Combined revenues rate	50.00%	50.00%